Earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table presents a reconciliation of the income and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

(In thousands of US$, except per share amounts)	Year ended December 31,
	2013	2012	2011
Net income from continuing operations attributable to Bladex stockholders for both basic and diluted EPS	84,757	93,713	83,600
Net loss from discontinued operations	(4)	(681)	(420)
Net income attributable to Bladex stockholders for both basic and diluted EPS	84,753	93,032	83,180
Basic earnings per share from continuing operations	2.21	2.48	2.26
Diluted earnings per share from continuing operations	2.20	2.47	2.25

Basic loss per share from discontinued operations	(0.00)	(0.02)	(0.01)
Diluted loss per share from discontinued operations	(0.00)	(0.02)	(0.01)

Basic earnings per share	2.21	2.46	2.25
Diluted earnings per share	2.20	2.45	2.24

Weighted average common shares outstanding - applicable to basic	38,406	37,824	36,969
Weighted average common shares outstanding - applicable to basic	38,406	37,824	36,969

Effect of dilutive securities:
Stock options and restricted stock units plans	127	114	176
Adjusted weighted average common shares outstanding applicable to diluted EPS	38,533	37,938	37,145